Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Warrants [Abstract]
Schedule of warrants, valuation assumptions
Exercise price	$1,250
Expected life	7 years
Expected volatility	38%
Dividend yield	0%
Risk-free interest rate	1.35%

Schedule of outstanding stock warrants
		Series 2 Preferred	Weighted Average
Exercise	Common Stock Warrants	Stock Warrants	Remaining
Price	Outstanding	Outstanding	Contractual Life

$10.00	200,000		1 years
$5.50	177,303		3 years
$1,250	-	439	5 years
	377,303	439

Exercise	Common Stock Warrants	Series 2 Preferred Stock Warrants	Weighted Average Remaining
Price	Outstanding	Outstanding	Contractual Life

$11.00	134,250		1 years
$10.00	200,000		3 years
$5.50	177,303		4 years
$1,250	-	439	6 years
	511,553	439